Exhibit 99.2 Schedule 10

S&P QM-ATR
Run Date - 9/16/2022

Marketing ID	SBO Loan Id	SERVICER Loan Id	Recovco Loan ID	Loan #1	Loan #2	Loan #3	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
870	XXXX	XXXX	XXXX	XXXX			XXXX	XXXX	XXXX	Not Applicable	Not Applicable	XXXX	XXXX	California	XXXX	Non-QM/Compliant	Non-QM/Compliant	XXXX	No	$33,108.55	04/25/2022	6.024%	Employed	Not Applicable	Non-Resident Alien	Not Applicable	$6,869.80